Debt - Additional Information (Details) € in Millions, $ in Millions, $ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Mar. 31, 2019 USD ($) extension	Mar. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 AUD ($)	Sep. 30, 2021 CAD ($)	Jul. 31, 2021 AUD ($)	May 31, 2021 USD ($)	Feb. 26, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 01, 2020 EUR (€)	Oct. 06, 2020 USD ($)	Aug. 31, 2020 USD ($)	Jul. 02, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 AUD ($)	Jul. 31, 2019 EUR (€)	Mar. 31, 2019 EUR (€)	Sep. 30, 2018 USD ($)	Sep. 30, 2018 EUR (€)	Aug. 31, 2018 USD ($)	Nov. 30, 2017 USD ($)	Sep. 30, 2017 EUR (€)	Apr. 30, 2017 USD ($)	Mar. 31, 2017 EUR (€)	Aug. 31, 2016 USD ($)	May 31, 2016 EUR (€)	Apr. 30, 2016 EUR (€)	Nov. 30, 2015 EUR (€)
Debt Instrument [Line Items]
Weighted-average interest rate on consolidated debt			2.50%	2.30%						2.50%
Other debt | $			$ 1,200	$ 1,100
CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.)
Debt Instrument [Line Items]
Debt instrument principal amount of issue price percentage																			98.944%	98.944%
3.500% Notes Due November 2025 | Global Medium Term Note Programme
Debt Instrument [Line Items]
Debt instrument borrowing capacity amount																													€ 10,000.0
3.500% Notes Due November 2025 | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) | Global Medium Term Note Programme
Debt Instrument [Line Items]
Revolving credit facility, amount																													€ 100.0
Bonds, interest rate																													3.50%
3.875% Noted Due April 2028 | Global Medium Term Note Programme
Debt Instrument [Line Items]
Debt instrument borrowing capacity amount																												€ 10,000.0
3.875% Noted Due April 2028 | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) | Global Medium Term Note Programme
Debt Instrument [Line Items]
Revolving credit facility, amount																												€ 50.0
Bonds, interest rate																												3.875%
2.875% Notes Due May 2023 | Global Medium Term Note Programme
Debt Instrument [Line Items]
Debt instrument principal amount of issue price percentage																											99.221%
Debt instrument borrowing capacity amount																											€ 10,000.0
2.875% Notes Due May 2023 | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) | Global Medium Term Note Programme
Debt Instrument [Line Items]
Revolving credit facility, amount																											€ 500.0
Bonds, interest rate															2.875%	2.875%											2.875%
Debt repurchase amount															€ 131.0
4.500% Note Due August 2023 | C H N Industrial N V
Debt Instrument [Line Items]
Revolving credit facility, amount | $																										$ 600
Bonds, interest rate																										4.50%
1.625% Notes Due March 2022 | Global Medium Term Note Programme
Debt Instrument [Line Items]
Debt instrument principal amount of issue price percentage																									99.407%
Debt instrument borrowing capacity amount																									€ 10,000.0
1.625% Notes Due March 2022 | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) | Global Medium Term Note Programme
Debt Instrument [Line Items]
Revolving credit facility, amount																									€ 75.0
Bonds, interest rate																									1.625%
4.375% Notes Due April 2022 | CNH Industrial Capital LLC
Debt Instrument [Line Items]
Revolving credit facility, amount | $																								$ 500
Bonds, interest rate																								4.375%
4.375% Notes Due April 2022 | CNH Industrial Capital LLC | Financial Services | Total Bonds
Debt Instrument [Line Items]
Bonds, interest rate				4.375%
1.750% Notes Due September 2025 | Global Medium Term Note Programme
Debt Instrument [Line Items]
Debt instrument principal amount of issue price percentage																							99.248%
Debt instrument borrowing capacity amount																							€ 10,000.0
1.750% Notes Due September 2025 | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) | Global Medium Term Note Programme
Debt Instrument [Line Items]
Revolving credit facility, amount																							€ 650.0
Bonds, interest rate																							1.75%
3.850% Notes Due November 2027 | C H N Industrial N V
Debt Instrument [Line Items]
Revolving credit facility, amount | $																						$ 500
Bonds, interest rate																						3.85%
Debt instrument principal amount of issue price percentage																						99.384%
4.200% Notes Due January 2024 | CNH Industrial Capital LLC
Debt Instrument [Line Items]
Revolving credit facility, amount | $																					$ 500
Bonds, interest rate																					4.20%
Debt instrument principal amount of issue price percentage																					99.701%
4.200% Notes Due January 2024 | CNH Industrial Capital LLC | Financial Services | Total Bonds
Debt Instrument [Line Items]
Bonds, interest rate				4.20%
1.875% Notes Due January 2026 | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.)
Debt Instrument [Line Items]
Revolving credit facility, amount | $																			$ 500
Bonds, interest rate																			1.875%	1.875%
Debt instrument borrowing capacity amount																				€ 10,000.0
1.875% Notes Due January 2026 | CNH Industrial Capital LLC
Debt Instrument [Line Items]
Revolving credit facility, amount | $												$ 500
Bonds, interest rate												1.875%
Debt instrument principal amount of issue price percentage												99.761%
1.875% Notes Due January 2026 | CNH Industrial Capital LLC | Financial Services | Total Bonds
Debt Instrument [Line Items]
Bonds, interest rate				1.875%
1.750% Bonds Due March 2027 | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) | Global Medium Term Note Programme
Debt Instrument [Line Items]
Revolving credit facility, amount																		€ 600.0
Bonds, interest rate	1.75%	1.75%																1.75%
Debt instrument principal amount of issue price percentage	98.597%	98.597%																98.597%
Debt instrument borrowing capacity amount																		€ 10,000.0
1.625% Bonds Due July 2029 | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) | Global Medium Term Note Programme
Debt Instrument [Line Items]
Revolving credit facility, amount																	€ 500.0
Bonds, interest rate																	1.625%
Debt instrument principal amount of issue price percentage																	98.926%
Debt instrument borrowing capacity amount																	€ 10,000.0
2.200% Bonds Due July 2039 | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) | Global Medium Term Note Programme
Debt Instrument [Line Items]
Revolving credit facility, amount																	€ 50.0
Bonds, interest rate																	2.20%
Debt instrument principal amount of issue price percentage																	98.285%
Debt instrument borrowing capacity amount																	€ 10,000.0
2.100% Bonds Due December 2022 | CNH Industrial Capital Australia Pty. Limited
Debt Instrument [Line Items]
Revolving credit facility, amount | $																$ 175
Bonds, interest rate															2.10%	2.10%
Debt instrument principal amount of issue price percentage															99.899%	99.899%
2.100% Bonds Due December 2022 | CNH Industrial Capital Australia Pty. Limited | Financial Services | Total Bonds
Debt Instrument [Line Items]
Bonds, interest rate				1.75%
1.950% Notes Due July 2023 | CNH Industrial Capital LLC
Debt Instrument [Line Items]
Revolving credit facility, amount | $														$ 600
Bonds, interest rate														1.95%
Debt instrument principal amount of issue price percentage														99.37%
1.950% Notes Due July 2023 | CNH Industrial Capital LLC | Financial Services | Total Bonds
Debt Instrument [Line Items]
Bonds, interest rate				1.95%
0.000% Notes Due August 2023 | CNH Industrial Capital Argentina SA
Debt Instrument [Line Items]
Revolving credit facility, amount | $													$ 31
0.000% Notes Due August 2023 | CNH Industrial Capital Argentina SA | Financial Services | Total Bonds
Debt Instrument [Line Items]
Bonds, interest rate				0.00%
0.000% Notes Due in 2024 | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.)
Debt Instrument [Line Items]
Revolving credit facility, amount											€ 750.0
Bonds, interest rate											0.00%
Debt instrument principal amount of issue price percentage											99.91%
0.000% Notes Due in 2024 | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) | Global Medium Term Note Programme
Debt Instrument [Line Items]
Debt repurchase amount											€ 10,000.0
1.450% Notes Due in 2026 | CNH Industrial Capital LLC
Debt Instrument [Line Items]
Revolving credit facility, amount | $								$ 600
Bonds, interest rate								1.45%
Debt instrument principal amount of issue price percentage								99.208%
1.75% Notes Due in 2024, Note 1 | CNH Industrial Capital Australia Pty. Limited
Debt Instrument [Line Items]
Revolving credit facility, amount | $							$ 200
Bonds, interest rate							1.75%
Debt instrument principal amount of issue price percentage							99.863%
1.75% Notes Due in 2024, Note 2 | CNH Industrial Capital Australia Pty. Limited
Debt Instrument [Line Items]
Revolving credit facility, amount | $					$ 50
Bonds, interest rate					1.75%	1.75%
Debt instrument principal amount of issue price percentage					101.069%	101.069%
1.50% Notes Due in 2024 | CNH Industrial Capital Canada Ltd
Debt Instrument [Line Items]
Revolving credit facility, amount | $						$ 300
Bonds, interest rate					1.50%	1.50%
Debt instrument principal amount of issue price percentage					99.936%	99.936%
Revolving Credit Facility | 2024 Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility, term		5 years
Revolving credit facility, amount	$ 4,500	$ 4,500																€ 4,000.0
Number of years in each extension period | extension	2
Credit facility extension period (in years)	1 year
Revolving Credit Facility | March 2026 Revolving Credit Facility
Debt Instrument [Line Items]
Revolving credit facility, amount									€ 3,950.5
Revolving Credit Facility | March 2025 Revolving Credit Facility
Debt Instrument [Line Items]
Revolving credit facility, amount									€ 49.5
Revolving Credit Facility | New Credit Facility
Debt Instrument [Line Items]
Credit facility, term			5 years
Revolving credit facility, amount										€ 1,750.0
Asset-Backed Facilities
Debt Instrument [Line Items]
Credit facility | $			$ 3,900	$ 3,900
Credit facility utilized amount | $			3,700	2,800
Financial Services | Unsecured Credit Facilities
Debt Instrument [Line Items]
Credit facility | $			$ 6,100	$ 5,200